                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-00084
                                  ----------------------------------------------

             State Street Research Master Investment Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Francis J. McNamara, III, Secretary
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  12/31/02
                        -----------------
Date of reporting period:  1/1/03 - 06/30/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Semiannual Report is attached.

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[BACKGROUND GRAPHIC]
                                                    [LOGO] STATE STREET RESEARCH
[PHOTO]
Investment Trust

June 30, 2003

                                               Semiannual Report to Shareholders

Table of Contents

 3 Performance Discussion

 4 Portfolio Holdings and
   Financial Statements

11 Financial Highlights

14 Trustees and Officers

      FROM THE CHAIRMAN
           State Street Research

During the six-month period ended June 30, 2003, the uncertainty that plagued the economy and the markets in the first quarter began to lift in the second quarter. The Federal Reserve Board's efforts to stimulate a meaningful economic recovery resulted in the lowest short-term interest rates in 45 years. Consumer spending remained strong and corporate profits moved higher. The most disturbing news concerned the unemployment rate, which ended the period at 6.4%--the highest it has been in nine years.

Stock Prices Move Higher

The stock market shook off concerns about the economy and war and staged an impressive rally in the final months of the period. Sectors that had suffered most in the past three years--technology and telecommunications--were among the strongest performers. The dividend-rich utilities sector got a boost from a new tax bill, which lowered the tax rate on dividends.

Bonds Remained Strong

As investors expressed a willingness to add risk to their portfolios, lower-quality segments staged an impressive comeback. High-yield bonds led the way while mortgage bonds lagged as falling interest rates precipitated an increase in mortgage prepayment activity. Treasuries and municipal bonds held their own, but municipals faced concerns about budget deficits and revenue short falls.

Looking Ahead

A revival for riskier segments of both the stock and bond markets took many investors by surprise. Yet, it provided an excellent reminder that the best way to take advantage of the market's strongest gains is to own a diversified portfolio of stocks and bonds. We hope you will take time to talk to your financial advisor about diversification. And as always, we look forward to helping you achieve your long-term financial goals with State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

June 30, 2003

---------------
PERFORMANCE
---------------
         Discussion as of June 30, 2003

How State Street Research Investment Trust Performed

For the six months ended June 30, 2003, State Street Research Investment Trust returned 12.59%.(1) The fund slightly outpaced the S&P 500 Index, which advanced 11.75%.(2) It also did better than the Lipper Large-Cap Core Funds Average, which gained 10.38% for the period.(3)

Reasons for the Fund's Performance

Strong stock selection in the Consumer Discretionary and Health Care sectors more than offset relatively weaker performance in Producer Durables. While the economic and geopolitical environment did not favor consumers, many of our Consumer Discretionary positions posted substantial gains in the first half of 2003. InterActive Corp (formerly USA Interactive) enjoyed revenue and earnings growth, which it derived from gains in its online travel businesses. The stock performed strongly during the period. The fund also benefited from its position in Yahoo!, which appreciated strongly as internet advertising strengthened. The firm has boosted its revenue and cash-flow growth estimates. In Health Care, Caremark Rx performed well as the company reported strong earnings and revenue growth. We trimmed the position during the period, taking profits. SAP, a leading enterprise software company, was the top performer in the fund during the second quarter. In the Producer Durables sector, our investments in Lockheed Martin and Agilent Technologies both posted losses. The market's rotation away from defense stocks hurt Lockheed Martin, while earnings at Agilent Technologies were hurt by an overall reduction in capital expenditures.

During the period, we initiated positions in Hughes Electronics (GM Class H), the maker of Direct TV; McDonald's, Staples, Nike, Teradyne and AT&T Wireless Services, which we believe has significant rebound potential. We also added to existing positions in SBC Communications and Verizon Communications based on attractive valuation, and Intel, as the forecast for PC demand improved.

Looking Ahead

Despite recent market gains, we believe that we are still able to identify companies with earnings growth potential. We continue to evaluate stocks on a bottom-up basis and believe that many attractive opportunities still exist.

Top 10 Holdings
-------------------------------------------------
Issuer/Security            % of fund net assets
  1  Microsoft                     3.4%
     --------------------------------------------
  2  InterActive                   3.0%
     --------------------------------------------
  3  General Electric              2.8%
     --------------------------------------------
  4  ExxonMobil                    2.6%
     --------------------------------------------
  5  Intel                         2.6%
     --------------------------------------------
  6  Citigroup                     2.5%
     --------------------------------------------
  7  Pfizer                        2.4%
     --------------------------------------------
  8  Procter & Gamble              2.2%
     --------------------------------------------
  9  Wyeth                         2.1%
     --------------------------------------------
 10  Wal-Mart Stores               1.9%
     --------------------------------------------
     Total                        25.5%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Performance
--------------------------------------------------------------------------------
Fund average annual total return as of 6/30/03(4,6,7)
(does not reflect sales charge)

                1 Year       5 Years      10 Years
Class A         -0.38%        -4.07%       7.47%
--------------------------------------------------
Class B(1)      -1.04%        -4.73%       6.69%
--------------------------------------------------
Class B         -0.13%        -4.34%       6.91%
--------------------------------------------------
Class C         -1.03%        -4.77%       6.67%
--------------------------------------------------
Class S         -0.08%        -3.80%       7.75%
--------------------------------------------------

Fund average annual total return as of 6/30/03(4,5,6,7)
(at maximum applicable sales charge)

                1 Year       5 Years      10 Years
Class A         -6.10%        -5.20%       6.83%
--------------------------------------------------
Class B(1)      -5.99%        -5.04%       6.69%
--------------------------------------------------
Class B         -5.12%        -4.65%       6.91%
--------------------------------------------------
Class C         -2.02%        -4.77%       6.67%
--------------------------------------------------
Class S         -0.08%        -3.80%       7.75%
--------------------------------------------------

(1)  Class A shares; does not reflect sales charge.
(2) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.
(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or a 5% Class B or Class B(1), or 1% Class C share contingent deferred sales charge, where applicable.
(6) Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.
(7) Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

                                       State Street Research Investment Trust  3

-------------
PORTFOLIO
-------------
       Holdings

June 30, 2003 (unaudited)

Issuer                                             Shares             Value
-------------------------------------------------------------------------------
Common Stocks 99.5%

Automobiles & Transportation 0.2%
Air Transport 0.2%
Expeditors International Inc. .................     60,400        $    2,092,256
                                                                  --------------
Total Automobiles & Transportation .......................             2,092,256
                                                                  --------------
Consumer Discretionary 17.6%
Casinos/Gambling, Hotel/Motel 1.6%
International Game Technology Inc.* ...........    218,600            22,369,338
                                                                  --------------
Commercial Services 3.2%
Cendant Corp.* ................................    150,700             2,760,824
InterActiveCorp.* .............................  1,058,300            41,876,931
                                                                  --------------
                                                                      44,637,755
                                                                  --------------
Communications, Media & Entertainment 3.3%
AOL Time Warner Inc.* .........................    912,200            14,677,298
General Motors Corp.* .........................  1,413,900            18,112,059
Walt Disney Co. ...............................    731,000            14,437,250
                                                                  --------------
                                                                      47,226,607
                                                                  --------------
Consumer Electronics 0.6%
Yahoo! Inc.* ..................................    237,600             7,783,776
                                                                  --------------
Consumer Products 0.5%
Avon Products Inc. ............................    117,000             7,277,400
                                                                  --------------
Printing & Publishing 1.5%
News Corp. Ltd. ADR ...........................    686,900            20,792,463
                                                                  --------------
Restaurants 0.8%
McDonald's Corp. ..............................    541,400            11,943,284
                                                                  --------------
Retail 5.6%
GAP Inc. ......................................    744,400            13,964,944
Home Depot Inc. ...............................    799,750            26,487,720
Lowe's Companies, Inc. ........................    167,900             7,211,305
Staples Inc.* .................................    219,500             4,027,825
Wal-Mart Stores Inc. ..........................    502,500            26,969,175
                                                                  --------------
                                                                      78,660,969
                                                                  --------------
Shoes 0.5%
Nike Inc. Cl. B ...............................    132,600             7,092,774
                                                                  --------------
Total Consumer Discretionary .............................           247,784,366
                                                                  --------------
Consumer Staples 4.9%
Beverages 1.2%
Coca-Cola Co. .................................    375,200            17,413,032
                                                                  --------------
Drug & Grocery Store Chains 0.2%
Whole Foods Market Inc.* ......................     45,400             2,157,862
                                                                  --------------
Household Products 2.7%
Clorox Co. ....................................    159,200             6,789,880
Procter & Gamble Co. ..........................    353,500            31,525,130
                                                                  --------------
                                                                      38,315,010
                                                                  --------------
Tobacco 0.8%
Altria Group Inc. .............................    258,200            11,732,608
                                                                  --------------
Total Consumer Staples ...................................            69,618,512
                                                                  --------------

Issuer                                             Shares             Value
--------------------------------------------------------------------------------
Financial Services 19.3%
Banks & Savings & Loan 5.3%
Bank of America Corp. .........................    258,000        $   20,389,740
Bank of New York Co., Inc. ....................    246,000             7,072,500
Fifth Third Bancorp. ..........................    126,500             7,253,510
Wachovia Corp. ................................    353,300            14,117,868
Wells Fargo & Co. .............................    508,500            25,628,400
                                                                  --------------
                                                                      74,462,018
                                                                  --------------
Insurance 5.2%
ACE Ltd. ......................................    521,100            17,868,519
American International Group Inc. .............    422,151            23,294,292
Hartford Financial Services Group Inc..........    331,100            16,674,196
Travelers Property Casualty Corp. .............    967,400            15,381,660
                                                                  --------------
                                                                      73,218,667
                                                                  --------------
Miscellaneous Financial 7.8%
American Express Co. ..........................    535,300            22,380,893
Citigroup Inc. ................................    816,500            34,946,200
Federal Home Loan Mortgage Corp. ..............    113,000             5,737,010
Merrill Lynch & Co. Inc. ......................    342,200            15,973,896
Morgan Stanley Inc. ...........................    236,100            10,093,275
Willis Group Holdings Ltd. ....................    711,731            21,885,728
                                                                  --------------
                                                                     111,017,002
                                                                  --------------
Securities Brokerage & Services 1.0%
Lehman Brothers Holdings Inc. .................    209,400            13,920,912
                                                                  --------------
Total Financial Services .................................           272,618,599
                                                                  --------------
Health Care 13.9%
Drugs & Biotechnology 9.9%
Abbott Laboratories Inc. ......................    173,000             7,570,480
Amgen Inc.* ...................................    222,000            14,749,680
AstraZeneca PLC ADR ...........................    239,500             9,764,415
Forest Laboratories Inc.* .....................     79,000             4,325,250
Johnson & Johnson Ltd. ........................    406,500            21,016,050
Novartis AG ADR ...............................    470,600            18,734,586
Pfizer Inc. ...................................    975,625            33,317,594
Wyeth Inc. ....................................    664,700            30,277,085
                                                                  --------------
                                                                     139,755,140
                                                                  --------------
Health Care Services 2.7%
Anthem Inc.* ..................................    227,800            17,574,770
Caremark Rx Inc.* .............................    812,200            20,857,296
                                                                  --------------
                                                                      38,432,066
                                                                  --------------
Hospital Supply 1.3%
Becton Dickinson & Co. ........................    195,300             7,587,405
Medtronic Inc. ................................    205,200             9,843,444
                                                                  --------------
                                                                      17,430,849
                                                                  --------------
Total Health Care ........................................           195,618,055
                                                                  --------------
Integrated Oils 4.5%
Integrated International 4.5%
BP PLC ADR ....................................    429,800            18,060,196
Exxon Mobil Corp. .............................  1,037,100            37,242,261
Total Fina SA ADR .............................    114,600             8,686,680
                                                                  --------------
Total Integrated Oils ....................................            63,989,137
                                                                  --------------
Materials & Processing 5.6%
Chemicals 2.2%
E.I. du Pont de Nemours & Co. .................    239,100             9,956,124
Praxair Inc. ..................................    356,600            21,431,660
                                                                  --------------
                                                                      31,387,784
                                                                  --------------
Forest Products 0.7%
Weyerhaeuser Co. ..............................    192,500            10,395,000
                                                                  --------------


4 The notes are an integral part of the financial statements.

Issuer                                             Shares             Value
--------------------------------------------------------------------------------
Gold & Precious Metals 1.4%
Newmont Mining Corp. ..........................    600,700        $   19,498,722
                                                                  --------------
Paper & Forest Products 1.3%
International Paper Co. .......................    504,000            18,007,920
                                                                  --------------
Total Materials & Processing .............................            79,289,426
                                                                  --------------
Other 2.8%
Multi-Sector 2.8%
General Electric Co. ..........................  1,383,900            39,690,252
                                                                  --------------
Total Other ..............................................            39,690,252
                                                                  --------------
Other Energy 4.8%
Oil & Gas Producers 2.7%
Burlington Resources Inc. .....................    468,700            25,342,609
Devon Energy Corp. ............................    250,097            13,355,180
                                                                  --------------
                                                                      38,697,789
                                                                  --------------
Oil Well Equipment & Services 2.1%
Halliburton Co. ...............................    663,300            15,255,900
Nabors Industries Ltd.* .......................    352,100            13,925,555
                                                                  --------------
                                                                      29,181,455
                                                                  --------------
Total Other Energy .......................................            67,879,244
                                                                  --------------
Producer Durables 3.9%
Aerospace 1.9%
Boeing Co. ....................................    333,700            11,452,584
United Technologies Corp. .....................    213,900            15,150,537
                                                                  --------------
                                                                      26,603,121
                                                                  --------------
Industrial Products 0.9%
Agilent Technologies Inc.* ....................    610,700            11,939,185
                                                                  --------------
Machinery 0.6%
Deere & Co. ...................................    192,400             8,792,680
                                                                  --------------
Production Technology Equipment 0.5%
Teradyne Inc.* ................................    432,000             7,477,920
                                                                  --------------
Total Producer Durables ..................................            54,812,906
                                                                  --------------
Technology 14.9%
Communications Technology 1.6%
Cisco Systems Inc.* ...........................  1,365,300            22,786,857
                                                                  --------------
Computer Software 5.2%
Amdocs Ltd.* ..................................    184,500             4,428,000
BMC Software Inc.* ............................    348,200             5,686,106
Microsoft Corp. ...............................  1,868,500            47,852,285
SAP AG ADR ....................................    533,500            15,588,870
                                                                  --------------
                                                                      73,555,261
                                                                  --------------
Computer Technology 4.3%
Dell Computer Corp.* ..........................    697,500            22,292,100
Hewlett-Packard Co. ...........................    807,606            17,202,008
IBM Corp. .....................................    261,100            21,540,750
                                                                  --------------
                                                                      61,034,858
                                                                  --------------
Electronics: Semiconductors/Components 3.8%
Intel Corp. ...................................  1,764,500           36,673,368
National Semiconductor Corp.* .................    506,800            9,994,096
Taiwan Semiconductor
 Manufacturing Co. Ltd.* ......................    616,900            6,218,352
                                                                  --------------
                                                                      52,885,816
                                                                  --------------
Total Technology .........................................           210,262,792
                                                                  --------------

Issuer                                             Shares              Value
-------------------------------------------------------------------------------
Utilities 7.1%
Cable Television & Radio 1.8%
Comcast Corp.* ................................    906,100        $  26,122,863
                                                                  -------------
Telecommunications 5.3%
AT&T Wireless Services Inc.* ..................  1,130,200            9,278,942
SBC Communications Inc. .......................    885,900           22,634,745
Verizon Communications Inc. ...................    578,600           22,825,770
Vodafone Group PLC ADR ........................  1,017,800           19,999,770
                                                                  --------------
                                                                      74,739,227
                                                                  --------------
Total Utilities ..........................................           100,862,090
                                                                  --------------
Total Common Stocks (Cost $1,113,327,135).................         1,404,517,635
                                                                  --------------
Short-Term Investments 7.6%
State Street Navigator
 Securities Lending Prime
 Portfolio ....................................107,681,138           107,681,138
                                                                  --------------
Total Short-Term Investments
 (Cost $107,681,138)......................................           107,681,138
                                                                  --------------

                             Maturity      Amount of
                               Date        Principal
--------------------------------------------------------------------------------
Commercial Paper 1.1%
Citicorp, 1.10% .........   7/01/2003     $13,284,000      13,284,000
E.I. du Pont
 De Nemours &
 Co., 1.02% .............   7/15/2003       2,108,000       2,107,164
                                                           ----------
 Total Commercial Paper (Cost $15,391,164)...........      15,391,164
                                                           ----------

                                                  % of
                                               Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $1,236,399,437)                 108.2%       1,527,589,937
Cash and Other Assets, Less Liabilities ....       (8.2%)       (115,575,597)
                                                  -----       --------------
Net Assets .................................      100.0%      $1,412,014,340
                                                  =====       ==============

KEY TO SYMBOLS

*    Denotes a security which has not paid a dividend during the last year.

ADR Stands for American Depository Receipt, representing ownership of foreign securities.

Federal Income Tax Information

At June 30, 2003, the net unrealized appreciation of investments based on cost for federal income tax purposes of $1,236,756,552 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                  $  306,326,018

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                   (15,492,633)
                                                          --------------
                                                          $  290,833,385
                                                          ==============

The notes are an integral part of the financial statements.
                                       State Street Research Investment Trust  5

-------------
FINANCIAL
-------------
       Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2003 (unaudited)

Assets

Investments, at value (Cost $1,236,399,437) (Note 1)......    $1,527,589,937
Cash .....................................................             1,202
Receivable for securities sold ...........................        13,506,705
Dividends receivable .....................................         1,013,845
Receivable for fund shares sold ..........................           356,591
Other assets .............................................            31,539
                                                              --------------
                                                               1,542,499,819

Liabilities

Payable for collateral received on securities loaned .....       107,681,138
Payable for securities purchased .........................        18,729,914
Accrued transfer agent and shareholder services ..........         1,537,174
Payable for fund shares redeemed .........................         1,255,142
Accrued management fee ...................................           642,268
Accrued distribution and service fees ....................           328,199
Accrued trustees' fee ....................................            27,090
Accrued administration fee ...............................            21,314
Other accrued expenses ...................................           263,240
                                                              --------------
                                                                 130,485,479
                                                              --------------
Net Assets ...............................................    $1,412,014,340
                                                              ==============
Net Assets consist of:
 Undistributed net investment income .....................    $      834,189
 Unrealized appreciation of investments ..................       291,190,500
 Accumulated net realized loss ...........................      (565,693,771)
 Paid in capital .........................................     1,685,683,422
                                                              --------------
                                                              $1,412,014,340
                                                              ==============

                    Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class       Net Assets   [divided by]   Number of Shares   =    NAV
 A        $377,073,581                     47,371,124          $7.96*
 B(1)     $244,249,694                     32,025,582          $7.63**
 B        $252,630,504                     32,422,693          $7.79**
 C        $ 30,108,213                      3,933,679          $7.65**
 S        $507,952,348                     62,914,777          $8.07

*  Maximum offering price per share = $8.45 ($7.96 [divided by] 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended June 30, 2003 (unaudited)

Investment Income

Dividends, net of foreign taxes of $176,861 (Note 1).....   $  8,900,562
Interest (Note 1) .......................................        220,432
                                                            ------------
                                                               9,120,994

Expenses

Management fee (Note 2) .................................      3,358,763
Transfer agent and shareholder services (Note 2) ........      2,644,018
Custodian fee ...........................................        169,906
Distribution and service fees -- Class A (Note 4) .......        528,325
Distribution and service fees -- Class B(1) (Note 4).....      1,137,212
Distribution and service fees -- Class C (Note 4) .......        146,237
Registration fees .......................................         69,115
Reports to shareholders .................................         67,469
Administration fee (Note 2) .............................         35,712
Trustees' fees (Note 2) .................................         32,694
Legal fees ..............................................         28,130
Audit fee ...............................................         18,600
Miscellaneous ...........................................         25,725
                                                            ------------
                                                               8,261,906
Fees paid indirectly (Note 2) ...........................        (25,520)
                                                            ------------
                                                               8,236,386
                                                            ------------
Net investment income ...................................        884,608
                                                            ------------
Realized and Unrealized Gain (Loss) on
Investments

Net realized loss on investments (Notes 1 and 3) ........    (27,995,682)
Change in unrealized appreciation of investments ........    188,299,598
                                                            ------------
Net gain on investments .................................    160,303,916
                                                            ------------
Net increase in net assets resulting from operations.....   $161,188,524
                                                            ============

6  The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                      Six months ended
                                        June 30, 2003        Year ended
                                         (unaudited)      December 31, 2002
                                      ----------------    -----------------

Increase (Decrease) In Net Assets

Operations:
Net investment income .............    $      884,608     $    1,960,475
Net realized loss on
investments .......................       (27,995,682)      (320,622,312)
Change in unrealized
 appreciation
 (depreciation) of
 investments ......................       188,299,598       (296,490,207)
                                       ---------------------------------
Net increase (decrease)
 resulting from operations                161,188,524       (615,152,044)
                                       ---------------------------------
Dividend from net investment income:
   Class S ........................        (1,876,380)                --
                                       ---------------------------------
Net decrease from fund
 share transactions
 (Note 6) .........................      (143,001,496)      (413,490,901)
                                       ---------------------------------
Total increase (decrease) in
 net assets .......................        16,310,648     (1,028,642,945)

Net Assets

Beginning of period ...............     1,395,703,692      2,424,346,637
                                       ---------------------------------

End of period (Including
undistributed net investment
income of $834,189 and
$1,825,961, respectively) .........    $1,412,014,340     $1,395,703,692
                                       =================================

The notes are an integral part of the financial statements.
                                       State Street Research Investment Trust  7

----------------------
NOTES TO FINANCIAL
----------------------
                Statements

June 30, 2003

Note 1

State Street Research Investment Trust is a series of State Street Research Master Investment Trust (the "Trust"), a Massachusetts business trust, and is registered under the Investment Company Act of 1940 as an open-end management investment company.

The investment objective of the fund is long-term growth of capital and, secondarily, long-term growth of income. In seeking to achieve its investment objective, the fund generally attempts to identify the industries that over the long term, will grow faster than the economy as a whole.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily reduced to 0.00%. Class B shares automatically convert into Class A shares at the end of eight years. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment manager subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation

Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated to the fund in the Trust.

D. Dividends

Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099 for the calendar year 2003.

E. Federal Income Taxes

No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At December 31, 2002, the fund had a capital loss carryforward of $523,462,287 available, to the extent provided in regulations, to offset future capital gains, if any, of which $202,257,014 and $321,205,273 expire on December 31, 2009 and 2010, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2002, through December 31, 2002, the fund incurred net capital losses of approximately $9,544,000 and intends to defer and treat such losses as arising in the fiscal year ended December 31, 2003.

F. Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At June 30, 2003, the value of the securities loaned and the value of collateral were $105,394,092 and $107,681,138, respectively. During the six months ended June 30, 2003, income from securities lending amounted to $60,407 and is included in interest income.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the first $500 million of net assets annually, 0.50% of the next $500 million, and 0.45% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management.

During the six months ended June 30, 2003, the fees pursuant to such agreement amounted to $3,358,763.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended June 30, 2003, the amount of such expenses allocated to the Fund was $833,430.

The fund has entered into an arrangement with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances and directed brokerage commissions, respectively, were used to reduce a portion of the fund's expenses. During the six months ended June 30, 2003, the fund's transfer agent and custodian fees were reduced by $22,269 and $3,251, respectively, under these arrangements.

The fees of the Trustees not currently affiliated with the Adviser amounted to $32,694 during the six months ended June 30, 2003.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended June 30, 2003, the amount of such expenses was $35,712.

Note 3

For the six months ended June 30, 2003, purchases and sales of securities, exclusive of short-term obligations and U.S. government obligations, aggregated $483,570,544, and $600,933,598, respectively.

Note 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1) and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1) and Class C shares. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily reduced to 0.00%. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 2003, fees pursuant to such plans amounted to $528,325, $1,137,212 and $146,237 for Class A, Class B(1) and Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of June 30, 2003, there were $4,527,864 and $2,098,856 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $31,391 and $199,613, respectively, on sales of Class A shares of the fund during the six months ended June 30, 2003, and that MetLife Securities, Inc., earned commissions aggregating $301,515 and $1,150 on sales of Class B(1) and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $433,970, $60,833 and $195 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 5

PricewaterhouseCoopers LLP resigned as the Fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the Fund's independent accountants for the fund's fiscal year ended June 30, 2003. During the previous two years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

                                       State Street Research Investment Trust  9

Note 6

These transactions break down by share class as follows:

                             Six months ended
                               June 30, 2003                          Year ended
                               (unaudited)                        December 31, 2002
                     --------------------------------     --------------------------------
Class A                  Shares            Amount             Shares            Amount
------------------------------------------------------------------------------------------
Shares sold             7,202,265        $52,339,467         13,447,988      $111,268,717
Shares redeemed       (13,976,062)      (100,814,255)       (26,790,086)     (215,623,942)
                     -------------     --------------     --------------    --------------
Net decrease           (6,773,797)      ($48,474,788)       (13,342,098)    ($104,355,225)
                     =============     ==============     ==============    ==============

Class B(1)               Shares            Amount             Shares            Amount
------------------------------------------------------------------------------------------
Shares sold             1,600,542        $11,244,104          4,600,577       $36,863,236
Shares redeemed        (4,508,240)       (30,993,156)       (12,497,579)      (95,637,020)
                     -------------     --------------     --------------    --------------
Net decrease           (2,907,698)      ($19,749,052)        (7,897,002)     ($58,773,784)
                     =============     ==============     ==============    ==============

Class B                  Shares            Amount             Shares            Amount
------------------------------------------------------------------------------------------
Shares sold               305,424         $2,209,017            808,228        $6,510,328
Shares redeemed        (6,244,477)       (44,030,862)       (20,397,555)     (160,624,524)
                     -------------     --------------     --------------    --------------
Net decrease           (5,939,053)      ($41,821,845)       (19,589,327)    ($154,114,196)
                     =============     ==============     ==============    ==============

Class C                  Shares            Amount             Shares            Amount
------------------------------------------------------------------------------------------
Shares sold                97,850           $700,400            356,421        $2,855,761
Shares redeemed          (793,301)        (5,543,538)        (2,547,821)      (19,811,050)
                     -------------     --------------     --------------    --------------
Net decrease             (695,451)       ($4,843,138)        (2,191,400)     ($16,955,289)
                     =============     ==============     ==============    ==============

Class S                                                                    Shares            Amount
-------------------------------------------------------------------------------------------------------
Shares sold                                                                 772,309         $5,824,330
 Issued upon reinvestment of dividend from net investment income            134,038            938,562
Shares redeemed                                                          (4,683,931)       (34,875,565)
                                                                       -------------     --------------
Net decrease                                                             (3,777,584)      ($28,112,673)
                                                                       =============     ==============

Class S                                                                    Shares            Amount
-------------------------------------------------------------------------------------------------------
Shares sold                                                               2,008,281        $17,678,851
 Issued upon reinvestment of dividend from net investment income                 --                 --
Shares redeemed                                                         (11,863,179)       (96,971,258)
                                                                       -------------     -------------
Net decrease                                                             (9,854,898)      ($79,292,407)
                                                                       =============     ==============

-------------
FINANCIAL
-------------
       Highlights

                                                                                 Class A
                                                                  -----------------------------------
                                                                                          Years ended
                                                                   Six months ended       December 31
                                                                    June 30, 2003        ------------
                                                                    (unaudited)(a)         2002(a)
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                 7.07                 9.70
                                                                      --------             --------
  Net investment income (loss) ($)                                       0.00                 0.01
  Net realized and unrealized gain (loss) on investments ($)             0.89                (2.64)
                                                                      --------             --------
Total from investment operations ($)                                     0.89                (2.63)
                                                                      --------             --------
  Dividends from net investment income ($)                                 --                   --
  Distributions from capital gains ($)                                     --                   --
                                                                      --------             --------
Total distributions ($)                                                    --                   --
                                                                      --------             --------
Net asset value, end of period ($)                                       7.96                 7.07
                                                                      ========             =======
Total return (%)(b)                                                     12.59 (d)           (27.11)

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             377,074              382,598
Expense ratio (%)                                                        1.26 (e)             1.11
Expense ratio after expense reductions (%)                               1.26 (e)             1.10
Ratio of net investment income (loss) to average net assets (%)          0.10 (e)             0.16
Portfolio turnover rate (%)                                             36.45)               75.46

                                                                                       Class A
                                                                    -----------------------------------------------
                                                                               Years ended December 31
                                                                    -----------------------------------------------
                                                                     2001(a)      2000(a)      1999(a)      1998(a)
                                                                    -----------------------------------------------
Net asset value, beginning of period ($)                              11.98        14.01        12.36        10.41
                                                                    --------     --------     --------     --------
  Net investment income (loss) ($)                                    (0.01)        0.00         0.02         0.07
  Net realized and unrealized gain (loss) on investments ($)          (2.20)       (0.78)        2.37         2.89
                                                                    --------     --------     --------     --------
Total from investment operations ($)                                  (2.21)       (0.78)        2.39         2.96
                                                                    --------     --------     --------     --------
  Dividends from net investment income ($)                               --           --        (0.01)       (0.06)
  Distributions from capital gains ($)                                (0.07)       (1.25)       (0.73)       (0.95)
                                                                    --------     --------     --------     --------
Total distributions ($)                                               (0.07)       (1.25)       (0.74)       (1.01)
                                                                    --------     --------     --------     --------
Net asset value, end of period ($)                                     9.70        11.98        14.01        12.36
                                                                    ========     ========     ========     ========
Total return (%)(b)                                                  (18.44)       (5.90)       19.75        29.12

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           654,911      846,485      802,359      574,858
Expense ratio (%)                                                      1.11         0.94         0.93         0.85
Expense ratio after expense reductions (%)                             1.10         0.93         0.92         0.84
Ratio of net investment income (loss) to average net assets (%)       (0.06)       (0.02)        0.14         0.63
Portfolio turnover rate (%)                                          105.61        86.64        71.45        66.32

                                                                                           Class B(1)
                                                           ---------------------------------------------------------------------
                                                              Six months ended              Years ended December 31
                                                                June 30, 2003     ----------------------------------------------
                                                               (unaudited)(a)      2002(a)     2002(a)      2000(a)    1999(a)(c)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              6.79            9.40       11.68        13.79       12.25
                                                                   --------        --------    --------     --------    --------
  Net investment loss ($)                                            (0.02)          (0.04)      (0.08)       (0.10)      (0.09)
  Net realized and unrealized gain (loss) on investments ($)          0.86           (2.57)      (2.13)       (0.76)       2.36
                                                                   --------        --------    --------     --------    --------
Total from investment operations ($)                                  0.84           (2.61)      (2.21)       (0.86)       2.27
                                                                   --------        --------    --------     --------    --------
  Distributions from capital gains ($)                                  --              --       (0.07)       (1.25)      (0.73)
                                                                   --------        --------    --------     --------    --------
Total distributions ($)                                                 --              --       (0.07)       (1.25)      (0.73)
                                                                   --------        --------    --------     --------    --------
Net asset value, end of period ($)                                    7.63            6.79        9.40        11.68       13.79
                                                                   ========        ========    ========     ========    ========
Total return (%)(b)                                                  12.37 (d)      (27.77)     (18.92)       (6.58)      18.91

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                          244,250         237,325     402,415      473,407     298,303
Expense ratio (%)                                                     1.96 (e)        1.81        1.81         1.66        1.68
Expense ratio after expense reductions (%)                            1.96 (e)        1.80        1.80         1.65        1.67
Ratio of net investment loss to average net assets (%)               (0.59)(e)       (0.54)      (0.76)       (0.73)      (0.68)
Portfolio turnover rate (%)                                          36.45           75.46      105.61        86.64       71.45

                                      State Street Research Investment Trust  11

                                                                             Class B
                                                               ---------------------------------
                                                                                     Years ended
                                                                  Six months ended   December 31
                                                                    June 30, 2003    -----------
                                                                   (unaudited)(a)      2002(a)
------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                 6.91            9.48
                                                                      --------        --------
  Net investment income (loss) ($)                                       0.01            0.01
  Net realized and unrealized gain (loss) on investments ($)             0.87           (2.58)
                                                                      --------        --------
Total from investment operations ($)                                     0.88           (2.57)
                                                                        -----          ------
  Distributions from capital gains ($)                                     --              --
                                                                      --------        --------
Total distributions ($)                                                    --              --
                                                                      --------        --------
Net asset value, end of period ($)                                       7.79            6.91
                                                                      ========        ========
Total return (%)(b)                                                     12.74 (d)      (27.11)

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             252,631         264,947
Expense ratio (%)                                                        0.96 (e)        1.13
Expense ratio after expense reductions (%)                               0.96 (e)        1.12
Ratio of net investment income (loss) to average net assets (%)          0.41 (e)        0.08
Portfolio turnover rate (%)                                             36.45           75.46

                                                                                        Class B
                                                                    -------------------------------------------------
                                                                                Years ended December 31
                                                                    -------------------------------------------------
                                                                     2001(a)      2000(a)       1999(a)       1998(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              11.75        13.80          12.25        10.34
                                                                    --------     --------     ----------     --------
  Net investment income (loss) ($)                                    (0.04)       (0.04)         (0.06)       (0.01)
  Net realized and unrealized gain (loss) on investments ($)          (2.16)       (0.76)          2.34         2.87
                                                                    --------     --------     ----------     --------
Total from investment operations ($)                                  (2.20)       (0.80)          2.28         2.86
                                                                    --------     --------     ----------     --------
  Distributions from capital gains ($)                                (0.07)       (1.25)         (0.73)       (0.95)
                                                                    --------     --------     ----------     --------
Total distributions ($)                                               (0.07)       (1.25)         (0.73)       (0.95)
                                                                    --------     --------     ----------     --------
Net asset value, end of period ($)                                     9.48        11.75          13.80        12.25
                                                                    ========     ========     ==========     ========
Total return (%)(b)                                                  (18.72)       (6.14)         18.99        28.26

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           549,661      887,018      1,070,608      944,388
Expense ratio (%)                                                      1.49         1.23           1.54         1.60
Expense ratio after expense reductions (%)                             1.48         1.22           1.53         1.59
Ratio of net investment income (loss) to average net assets (%)       (0.43)       (0.31)         (0.46)       (0.12)
Portfolio turnover rate (%)                                          105.61        86.64          71.45        66.32

                                                                            Class C
                                                            -----------------------------------
                                                                                    Years ended
                                                               Six months ended     December 31
                                                                June 30, 2003       -----------
                                                                (unaudited)(a)        2002(a)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              6.82              9.43
                                                                    -------           -------
  Net investment loss ($)                                            (0.02)            (0.04)
  Net realized and unrealized gain (loss) on investments ($)          0.85             (2.57)
                                                                    -------           -------
Total from investment operations ($)                                  0.83             (2.61)
                                                                    -------           -------
  Distributions from capital gains ($)                                  --                --
                                                                    -------           -------
Total distributions ($)                                                 --                --
                                                                    -------           -------
Net asset value, end of period ($)                                    7.65              6.82
                                                                    =======           =======
Total return (%)(b)                                                  12.17 (d)        (27.68)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           30,108            31,558
Expense ratio (%)                                                     1.96 (e)          1.81
Expense ratio after expense reductions (%)                            1.96 (e)          1.80
Ratio of net investment loss to average net assets (%)               (0.58)(e)        (0.55)
Portfolio turnover rate (%)                                          36.45             75.46

                                                                                  Class C
                                                                  ------------------------------------------
                                                                          Years ended December 31
                                                                  ------------------------------------------
                                                                  2001(a)     2000(a)     1999(a)    1998(a)
                                                                  -------- ----------- ----------- ---------
Net asset value, beginning of period ($)                           11.72       13.83       12.29      10.38
                                                                  -------     -------     -------    -------
  Net investment loss ($)                                          (0.08)      (0.10)      (0.08)     (0.01)
  Net realized and unrealized gain (loss) on investments ($)       (2.14)      (0.76)       2.35       2.87
                                                                  ------       -----       -----      -----
Total from investment operations ($)                               (2.22)      (0.86)       2.27       2.86
                                                                  ------       -----       -----      -----
  Distributions from capital gains ($)                             (0.07)      (1.25)      (0.73)     (0.95)
                                                                  ------       -----       -----      -----
Total distributions ($)                                            (0.07)      (1.25)      (0.73)     (0.95)
                                                                  ------       -----       -----      -----
Net asset value, end of period ($)                                  9.43        11.72      13.83      12.29
                                                                  ======       ======      =====      =====
Total return (%)(b)                                               (18.94)      (6.56)      18.85      28.15

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         64,297      92,373      90,977     55,263
Expense ratio (%)                                                   1.81        1.66        1.68       1.60
Expense ratio after expense reductions (%)                          1.80        1.65        1.67       1.59
Ratio of net investment loss to average net assets (%)             (0.76)      (0.73)      (0.62)     (0.13)
Portfolio turnover rate (%)                                       105.61       86.64       71.45      66.32

(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges.

(c) January 1, 1999 (commencement of share class), to December 31, 1999.

(d) Not Annualized

(e) Annualized

                                                                            Class S
                                                         ------------------------------------------
                                                                                   Years ended
                                                           Six months ended        December 31
                                                            June 30, 2003      --------------------
                                                            (unaudited)(a)      2002(a)     2001(a)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                          7.19            9.84       12.10
                                                               --------        --------    --------
  Net investment income ($)                                       0.01            0.04        0.03
  Net realized and unrealized gain (loss) on investments
   and foreign currency ($)                                       0.90           (2.69)      (2.22)
                                                               --------        --------    --------

Total from investment operations ($)                              0.91           (2.65)      (2.19)
                                                               --------        --------    --------
  Dividends from net investment income ($)                       (0.03)             --          --
  Distributions from capital gains ($)                              --              --       (0.07)
                                                               --------        --------    --------
Total distributions ($)                                          (0.03)             --       (0.07)
                                                               --------        --------    --------
Net asset value, end of period ($)                                8.07            7.19        9.84
                                                               ========        ========    ========
Total return (%)(b)                                              12.70 (d)      (26.93)     (18.09)

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                      507,952         479,275     753,064
Expense ratio (%)                                                 0.96 (e)        0.81        0.81
Expense ratio after expense reductions (%)                        0.96 (e)        0.80        0.80
Ratio of net investment income to average net assets (%)          0.39 (e)        0.46        0.24
Portfolio turnover rate (%)                                      36.45           75.46      105.61

                                                                             Class S
                                                              ----------------------------------------
                                                                     Years ended December 31
                                                              ----------------------------------------
                                                                2000(a)        1999(a)        1998(a)
                                                              ----------- -------------- -------------
Net asset value, beginning of period ($)                          14.10          12.42          10.45
                                                              ----------     ----------     ----------
  Net investment income ($)                                        0.04           0.05           0.10
  Net realized and unrealized gain (loss) on investments
   and foreign currency ($)                                       (0.79)          2.38           2.91
                                                              ----------     ----------     ----------
Total from investment operations ($)                              (0.75)          2.43           3.01
                                                              ----------     ----------     ----------
  Dividends from net investment income ($)                         0.00          (0.02)         (0.09)
  Distributions from capital gains ($)                            (1.25)         (0.73)         (0.95)
                                                              ----------     ----------     ----------
Total distributions ($)                                           (1.25)         (0.75)         (1.04)
                                                              ----------     ----------     ----------

Net asset value, end of period ($)                                12.10          14.10          12.42
                                                              ==========     ==========     ==========
Total return (%)(b)                                               (5.64)         20.01          29.51

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                     1,006,378      1,157,727      1,030,011
Expense ratio (%)                                                  0.66           0.68           0.60
Expense ratio after expense reductions (%)                         0.65           0.67           0.59
Ratio of net investment income to average net assets (%)           0.26           0.39           0.88
Portfolio turnover rate (%)                                       86.64          71.45          66.32

(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges.

(c) January 1, 1999 (commencement of share class), to December 31, 1999.

(d) Not Annualized

(e) Annualized


                                      State Street Research Investment Trust  13

-------------------------
TRUSTEES AND OFFICERS
-------------------------
    State Street Research Master Investment Trust

                                                                                Number of Funds
Name,                 Position(s)   Term of Office                             in Fund Complex                  Other
Address               Held with     and Length of      Principal Occupations      Overseen by             Directorships Held
and Age(a)               Fund       Time Served(b)      During Past 5 Years    Trustee/Officer(c)         by Trustee/Officer
===================================================================================================================================
Independent Trustees

Bruce R. Bond          Trustee         Since         Retired; formerly Chairman of     19       Ceridian Corporation
(57)                                   1999          the Board, Chief Executive
                                                     Officer and President,
                                                     PictureTel Corporation (video
                                                     conferencing systems)
-----------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban        Trustee         Since         Retired; formerly Senior Vice     55       Metropolitan Series Fund, Inc.(d)
(65)                                   1997          President for Finance and
                                                     Operations and Treasurer, The
                                                     Pennsylvania State University
-----------------------------------------------------------------------------------------------------------------------------------
Dean O. Morton         Trustee         Since         Retired; formerly Executive       55       The Clorox Company; KLA-Tencor
(71)                                   1974          Vice President, Chief                      Corporation; BEA Systems, Inc.;
                                                     Operating Officer and                      Cepheid; Pharsight Corporation; and
                                                     Director, Hewlett-Packard                  Metropolitan Series Fund, Inc.
                                                     Company (computer
                                                     manufacturer)
-----------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips      Trustee         Since         Dean, School of Business and      19       The Kroger Co.
(58)                                   1998          Public Management, George
                                                     Washington University;
                                                     formerly a member of the
                                                     Board of Governors of the
                                                     Federal Reserve System; and
                                                     Chairman and Commissioner of
                                                     the Commodity Futures Trading
                                                     Commission
-----------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt        Trustee         Since         President, Founders               55       A.P. Pharma, Inc.; and Metropolitan
(65)                                   1990          Investments Ltd.                           Series Fund, Inc.(d)
                                                     (investments); formerly
                                                     President, The Glen Ellen
                                                     Company (private investment
                                                     firm)
-----------------------------------------------------------------------------------------------------------------------------------
Michael S.             Trustee         Since         Jay W. Forrester Professor of     55       Metropolitan Series Fund, Inc.(d)
Scott Morton (66)                      1989          Management, Sloan School of
                                                     Management, Massachusetts
                                                     Institute of Technology
-----------------------------------------------------------------------------------------------------------------------------------
James M. Storey        Trustee         Since         Attorney; formerly Partner,       19       SEI Investments Funds (consisting of
(72)                                   2002          Dechert (law firm)                         104 portfolios); and The
                                                                                                Massachusetts Health & Education
                                                                                                Tax-Exempt Trust
===================================================================================================================================

Interested Trustees

Richard S. Davis(+)    Trustee         Since         Chairman of the Board,            19       None
(57)                                   2000          President and Chief Executive
                                                     Officer of State Street
                                                     Research & Management
                                                     Company; formerly Senior Vice
                                                     President, Fixed Income
                                                     Investments, Metropolitan
                                                     Life Insurance Company
===================================================================================================================================

Officers

C. Kim Goodwin         Vice            Since         Managing Director and Chief       18       None
(44)                   President       2002          Investment Officer - Equities
                                                     of State Street Research &
                                                     Management Company; formerly
                                                     Chief Investment Officer -
                                                     U.S. Growth Equities,
                                                     American Century; and Senior
                                                     Vice President and portfolio
                                                     manager, Putnam Investments
-----------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo       Vice            Since         Managing Director, Chief          19       None
(48)                   President       2001          Financial Officer and
                                                     Director of State Street
                                                     Research & Management
                                                     Company; formerly Executive
                                                     Vice President, State Street
                                                     Research & Management
                                                     Company; and Senior Vice
                                                     President, Product and
                                                     Financial Management, MetLife
                                                     Auto & Home
-----------------------------------------------------------------------------------------------------------------------------------
Gregory S. Markel      Vice            Since         Vice President and portfolio      1        None
(39)                   President       2002          manager of State Street
                                                     Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
John T. Wilson (40)    Vice            Since         Managing Director of State        1        None
                       President       1996          Street Research & Management
                                                     Company; formerly, Senior
                                                     Vice President of State
                                                     Street Research & Management
                                                     Company
-----------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich      Treasurer       Since         Senior Vice President and         19       None
(46)                                   2001          Treasurer of State Street
                                                     Research & Management
                                                     Company; formerly Vice
                                                     President and Assistant
                                                     Treasurer, State Street
                                                     Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
Francis J.             Secretary       Since         Managing Director, General        19       None
McNamara, III (48)                     1995          Counsel and Secretary of
                                                     State Street Research &
                                                     Management Company; formerly
                                                     Executive Vice President,
                                                     State Street Research &
                                                     Management Company

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.
(+) Mr. Davis is an "interested person" of the Trust under the Investment
    Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

[LOGO] STATE STREET RESEARCH
       One Financial Center
       Boston, MA 02111-2690


                                                                ----------------
                                                                   PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                   PERMIT #6
                                                                   HUDSON, MA
                                                                ----------------

--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

Internet   www.ssrfunds.com

E-mail     info@ssrfunds.com

Phone      1-87-SSR-FUNDS (1-877-773-8637),
           toll-free, 7 days a week, 24 hours a day
           Hearing-impaired: 1-800-676-7876
           Chinese- and Spanish-speaking: 1-888-638-3193

Fax 1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

Mail       State Street Research Service Center
           P.O. Box 8408, Boston, MA 02266-8408

Did You Know?

State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the Web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.

--------------------------------------------------------------------------------
OverView

For more information on the products and services we offer, refer to OverView, our quarterly shareholder newsletter.

Webcasts

For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast by visiting our web site at www.ssrfunds.com.

Complete Fund Listing

For a list of our funds, visit our website at www.ssrfunds.com under Research Our Funds.

                                   [GRAPHIC]

                  for Excellence in Shareholder Communications

                                   [GRAPHIC]

                           for Excellence in Service

This report must be accompanied or preceded by a current prospectus. When used as sales material after September 30, 2003, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2003 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0804)SSR-LD


                                                                    IT-2189-0803

                               FORM N-CSR(2 OF 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

       SUB-ITEM 9a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Master Investment Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Master Investment Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 10 (EXHIBITS):

       SUB-ITEM 10a - Not applicable to this filing.

       SUB-ITEM 10b - Certification Exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Master Investment Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    August 29, 2003
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    August 29, 2003
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    August 29, 2003
                          ------------------------